RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014
Assets at fair value:
Assets, Fair Value Disclosure	[1]	$ 5,390	$ 2,615
Liabilities at fair value:
Liabilities, Fair Value Disclosure	[2]	82	96
Long-term Debt, Fair Value	[3]	23,127	26,425
Long-term Debt, Current Maturities		2,772	4,307
US Government Debt Securities [Member]
Assets at fair value:
Investment securities		3,495	1,631
Corporate Bond Securities [Member]
Assets at fair value:
Investment securities		1,272	497
Other Investments [Member]
Assets at fair value:
Investment securities		30	30
Foreign Exchange Contract [Member]
Assets at fair value:
Derivative assets		312	187
Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	[4]	13	24
Liabilities at fair value:
Derivative liabilities	[4]	68	66
Interest Rate Contract [Member]
Assets at fair value:
Derivative assets		172	197
Liabilities at fair value:
Derivative liabilities		13	29
Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets		96	49
Liabilities at fair value:
Derivative liabilities		1	1
Fair Value, Measurements, Nonrecurring [Member]
Liabilities at fair value:
Long-term Debt, Current Maturities		2,776	4,400
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets at fair value:
Assets, Fair Value Disclosure	[1]	6	6
Liabilities at fair value:
Liabilities, Fair Value Disclosure	[2]	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Debt Securities [Member]
Assets at fair value:
Investment securities		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Bond Securities [Member]
Assets at fair value:
Investment securities		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets at fair value:
Investment securities		6	6
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets at fair value:
Derivative assets		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	[4]	0	0
Liabilities at fair value:
Derivative liabilities	[4]	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets at fair value:
Derivative assets		0	0
Liabilities at fair value:
Derivative liabilities		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets		0	0
Liabilities at fair value:
Derivative liabilities		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets at fair value:
Assets, Fair Value Disclosure	[1]	5,360	2,585
Liabilities at fair value:
Liabilities, Fair Value Disclosure	[2]	82	96
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Debt Securities [Member]
Assets at fair value:
Investment securities		3,495	1,631
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Bond Securities [Member]
Assets at fair value:
Investment securities		1,272	497
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets at fair value:
Investment securities		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets at fair value:
Derivative assets		312	187
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	[4]	13	24
Liabilities at fair value:
Derivative liabilities	[4]	68	66
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets at fair value:
Derivative assets		172	197
Liabilities at fair value:
Derivative liabilities		13	29
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets		96	49
Liabilities at fair value:
Derivative liabilities		1	1
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets at fair value:
Assets, Fair Value Disclosure	[1]	24	24
Liabilities at fair value:
Liabilities, Fair Value Disclosure	[2]	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Debt Securities [Member]
Assets at fair value:
Investment securities		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Bond Securities [Member]
Assets at fair value:
Investment securities		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets at fair value:
Investment securities		24	24
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets at fair value:
Derivative assets		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Foreign Currency Instruments
Assets at fair value:
Derivative assets	[4]	0	0
Liabilities at fair value:
Derivative liabilities	[4]	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets at fair value:
Derivative assets		0	0
Liabilities at fair value:
Derivative liabilities		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives in Net Investment Hedging Relationships
Assets at fair value:
Derivative assets		0	0
Liabilities at fair value:
Derivative liabilities		0	0
US Government Debt Securities [Member]
Liabilities at fair value:
Available-for-sale Securities, Debt Maturities, Next Rolling Twelve Months, Amortized Cost Basis		700	0
Available-for-sale Securities, Debt Maturities, Rolling Year Two Through Five, Amortized Cost Basis		2,789	1,649
Corporate Bond Securities [Member]
Liabilities at fair value:
Available-for-sale Securities, Debt Maturities, Next Rolling Twelve Months, Amortized Cost Basis		221	39
Available-for-sale Securities, Debt Maturities, Rolling Year Two Through Five, Amortized Cost Basis		1,052	458
Portion at Other than Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	[3]	20,947	24,747
Portion at Other than Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	[3]	2,180	1,678
Portion at Other than Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities at fair value:
Long-term Debt, Fair Value	[3]	$ 0	$ 0

[1]	All derivative assets are presented in Prepaid expenses and other current assets and Other noncurrent assets. Investment securities are presented in Available-for-sale investment securities and Other noncurrent assets. The amortized cost of the U.S. government securities with maturities less than one year was $700 and $0 as of June 30, 2015 and 2014, respectively. The amortized cost of the U.S. government securities with maturities between one and five years was $2,789 and $1,649 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities of less than a year was $221 and $39 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities between one and five years was $1,052 and $458 as of June 30, 2015 and 2014, respectively. Fair values are generally estimated based upon quoted market prices for similar instruments.
[2]	All derivative liabilities are presented in Accrued and other liabilities or Other noncurrent liabilities.
[3]	Long-term debt includes the current portion ($2,776 and $4,400 as of June 30, 2015 and 2014, respectively) of debt instruments. Certain long-term debt is recorded at fair value. Certain long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.
[4]	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.